Note 7 - Long-term Debt 1 (Details)																																					1 Months Ended									2 Months Ended	4 Months Ended	12 Months Ended
	Sep. 12, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 24, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 24, 2025 USD ($)	Mar. 04, 2025 USD ($)	Dec. 20, 2024 USD ($)	Dec. 13, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Dec. 03, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 19, 2024 USD ($)	Jul. 18, 2024 USD ($)	Jul. 15, 2024 USD ($)	May 21, 2024 USD ($)	May 16, 2024 USD ($)	Apr. 19, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 16, 2024 USD ($)	Dec. 07, 2023 USD ($)	Dec. 05, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 16, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 25, 2023 USD ($)	May 23, 2023 USD ($)	Dec. 20, 2022 USD ($)	Nov. 22, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 28, 2022 USD ($)	Jan. 05, 2022 USD ($)	May 06, 2025 USD ($)	Feb. 01, 2024 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Feb. 27, 2024 USD ($)	May 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 16, 2025 USD ($)	Dec. 09, 2024 USD ($)	Dec. 02, 2024 USD ($)	May 14, 2024 USD ($)	Dec. 01, 2023 USD ($)	Jun. 19, 2023 USD ($)	Nov. 17, 2022 USD ($)	Apr. 21, 2022 USD ($)	Dec. 24, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 08, 2021 USD ($)
Interest Expense, Debt																																																$ 8,144,000
Amortization of Debt Issuance Costs and Discounts																																																$ 881,000
Minimum [Member]
Term Loan, Value Maintenance Clauses																																																115.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses																																																120.00%
Costamare Bulkers Holdings Limited Predecessor [Member]
Interest Expense, Debt																																															$ 6,669,000		$ 18,654,000	$ 20,551,000
Amortization of Debt Issuance Costs and Discounts																																															$ 401,000		$ 1,369,000	$ 972,000
Costamare Bulkers Holdings Limited Predecessor [Member] | Minimum [Member]
Term Loan, Value Maintenance Clauses																																																115.00%
Costamare Bulkers Holdings Limited Predecessor [Member] | Maximum [Member]
Term Loan, Value Maintenance Clauses																																																120.00%
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																																																					$ 150,147,000
Proceeds from Issuance of Long-Term Debt													$ 147,709,000
Repayments of Long-Term Debt			$ 3,405,900				$ 61,668,000
Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																																																				$ 34,911,000
Proceeds from Issuance of Long-Term Debt												$ 34,611,000
Repayments of Long-Term Debt							19,360,000
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount											$ 84,931,000
Proceeds from Issuance of Long-Term Debt											$ 84,931,000
Repayments of Long-Term Debt	$ 10,360,600	$ 1,222,900		$ 4,137,500			20,278,000
Debt Instrument, Number of Tranches											3																																					3
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount									$ 72,000,000
Proceeds from Issuance of Long-Term Debt									$ 72,000,000
Repayments of Long-Term Debt						$ 1,230,700	48,919,000
Debt Instrument, Number of Tranches									2
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Debt Instrument, Face Amount																																																			$ 100,000,000
Proceeds from Issuance of Long-Term Debt					$ 15,300,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Costamare Loan Agreement Entered 2021 [Member]
Debt Instrument, Face Amount																																																													$ 62,500,000
Proceeds from Issuance of Long-Term Debt																																										$ 5,963,800		$ 7,300,000	$ 49,236,300
Repayments of Long-Term Debt										$ 19,608,000												$ 5,844,000				$ 1,775,000	$ 1,775,000			$ 5,475,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Amoroto et al. Loan Agreement Entered 2021 [Member]
Debt Instrument, Face Amount																																																												$ 125,000,000
Proceeds from Issuance of Long-Term Debt																																							$ 13,374,000	$ 14,100,000	$ 33,645,000	$ 7,347,000	$ 32,430,000	$ 18,000,000
Repayments of Long-Term Debt										35,596,000															$ 5,510,000						$ 5,226,000			$ 38,020,000				$ 11,197,000
Debt Instrument, Number of Tranches																																							1	1	3	1	4
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Bernis Marine Corp. et al. Loan Agreement Entered 2021 [Member]
Debt Instrument, Face Amount																																																											$ 55,000,000
Proceeds from Issuance of Long-Term Debt																																				$ 52,525,000
Repayments of Long-Term Debt										$ 29,727,000				$ 5,780,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Amoroto et al. Loan Agreement Entered 2022 [Member]
Debt Instrument, Face Amount																																																										$ 40,500,000
Proceeds from Issuance of Long-Term Debt																																			$ 40,500,000
Repayments of Long-Term Debt																		$ 15,780,000			$ 6,125,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Greneta Marine Corp. et al. Loan Agreement Entered 2022 [Member]
Debt Instrument, Face Amount																																																									$ 30,000,000
Proceeds from Issuance of Long-Term Debt																																	$ 30,000,000
Repayments of Long-Term Debt													22,091,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2022 [Member]
Debt Instrument, Face Amount																																																									$ 120,000,000
Proceeds from Issuance of Long-Term Debt																												$ 27,450,000				$ 82,885,000
Repayments of Long-Term Debt													78,592,000							$ 4,581,100																										$ 9,915,500
Debt Instrument, Number of Tranches																												2
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Costamare Loan Agreement Entered 2023 [Member]
Debt Instrument, Face Amount																																																								$ 150,000,000
Proceeds from Issuance of Long-Term Debt																													$ 65,779,000
Repayments of Long-Term Debt									$ 51,523,000								$ 8,255,400
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Barlestone Marine Corp. et al. Loan Agreement Entered 2023 [Member]
Debt Instrument, Face Amount																																																							$ 60,000,000
Proceeds from Issuance of Long-Term Debt																$ 21,600,000							$ 16,380,000	$ 12,000,000
Repayments of Long-Term Debt													47,026,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Bermondi Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																																																						$ 16,785,000
Proceeds from Issuance of Long-Term Debt																			$ 15,780,000
Repayments of Long-Term Debt												10,111,000			$ 4,927,500
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																																																					$ 150,147,000
Proceeds from Issuance of Long-Term Debt													$ 147,709,000
Repayments of Long-Term Debt			$ 3,405,900				61,668,000	$ 6,650,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																																																				$ 34,911,000
Proceeds from Issuance of Long-Term Debt												$ 34,611,000
Repayments of Long-Term Debt							19,360,000
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount											$ 84,931,000
Proceeds from Issuance of Long-Term Debt											$ 84,931,000
Repayments of Long-Term Debt	$ 10,360,600	$ 1,222,900		$ 4,137,500
Debt Instrument, Number of Tranches																																																3
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount									72,000,000
Proceeds from Issuance of Long-Term Debt									$ 72,000,000
Repayments of Long-Term Debt						$ 1,231,000	48,918,700
Debt Instrument, Number of Tranches									2
Loans Payable [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Debt Instrument, Face Amount																																																			$ 100,000,000
Proceeds from Issuance of Long-Term Debt					$ 15,300,000																																$ 0
Loans Payable, Tranche A [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt							2,460,900
Loans Payable, Tranche B [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt							13,358,800
Loans Payable, Tranche C [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt							$ 4,458,500